Earning Per Share - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Options excluded from computation of earnings per-share	1,444	1,432